Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Stockholders' Equity
Stockholders’ Equity

Preferred Stock:  There are 25,000,000 shares of preferred stock authorized; no shares are issued or outstanding.

Common Stock:  The holders of common stock are entitled to receive dividends when and as declared by the Board of Directors out of funds legally available for distribution.  The holders have one vote per share in respect of all matters and are not entitled to preemptive rights. In November 2012, AK Holding issued 25.3 million shares of common stock at $4.00 per share. Net proceeds received were $96.4 after underwriting discounts and other fees.

Dividends:  The instruments governing the Company’s outstanding senior debt do not include covenants restricting dividend payments.  The Company’s Credit Facility contains certain restrictive covenants with respect to the Company’s payment of dividends. Under these covenants, dividends are permitted provided (i) availability exceeds $247.5 or (ii) availability exceeds $192.5 and the Company meets a fixed charge coverage ratio of one to one as of the most recently ended fiscal quarter. If the Company cannot meet either of these thresholds, dividends would be limited to $12.0 annually. Currently, the availability under the Credit Facility significantly exceeds $247.5. In July 2012, the Company elected to suspend its dividend program in order to enhance the Company’s financial flexibility and further support capital needs for the business.  Accordingly, although the Company has elected to suspend its dividend program, there currently are no covenant restrictions that would restrict the Company’s ability to declare and pay a dividend to its stockholders. Cash dividends paid in 2012 by the Company to its shareholders were determined to be a return of capital under the United States Internal Revenue Code.

Share Repurchase Program:  In October 2008, the Board of Directors authorized the Company to repurchase, from time to time, up to $150.0 of its outstanding common stock.  In 2013, 2012 and 2011, the Company did not make any common stock repurchases under this program. As of December 31, 2013, there was $125.6 remaining for repurchase under the Board of Directors’ authorization.